Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000034483 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000034483 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000034483 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034483 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000034483 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000034483 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000034483 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000034483 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034483 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000034483 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034483 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000034483 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034483 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034483 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000034483 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034483 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034483 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034483 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034483 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034483 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000034483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074227 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000074227 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074227 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074227 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000074227 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000074227 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000074227 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000074227 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074227 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074227 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000074227 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074227 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074227 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074227 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074227 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074227 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074227 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074227 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074227 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074227 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000074227 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000074227 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074226 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000074226 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074226 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074226 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000074226 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000074226 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000074226 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000074226 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074226 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074226 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000074226 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074226 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074226 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074226 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074226 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074226 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074226 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074226 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074226 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074226 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000074226 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000074226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074225 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000074225 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074225 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074225 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000074225 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000074225 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000074225 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000074225 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074225 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074225 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000074225 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074225 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074225 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074225 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074225 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074225 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074225 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074225 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074225 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074225 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000074225 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000074225 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074224 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000074224 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000074224 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074224 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000074224 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000074224 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000074224 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000074224 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074224 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074224 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000074224 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074224 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074224 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074224 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074224 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074224 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074224 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074224 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074224 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000074224 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000074224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006903 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000006903 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006903 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006903 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000006903 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006903 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000006903 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006903 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006903 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006903 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006903 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006903 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006903 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006903 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006903 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006903 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006903 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006903 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006903 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006903 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006903 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000006903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006902 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000006902 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006902 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006902 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000006902 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006902 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000006902 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006902 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006902 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006902 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006902 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006902 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006902 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006902 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006902 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006902 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006902 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006902 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006902 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006902 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000006902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006901 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000006901 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006901 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006901 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000006901 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006901 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000006901 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006901 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006901 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006901 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006901 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006901 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006901 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006901 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006901 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006901 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006901 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006901 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006901 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006901 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006901 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000006901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006900 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
C000006900 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006900 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006900 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000006900 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006900 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000006900 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006900 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006900 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006900 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006900 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006900 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006900 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006900 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006900 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006900 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006900 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006900 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006900 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006900 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006900 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000006900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%